ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2025
ASSETS HELD FOR SALE [Abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALE
As at December 31, 2025, assets held for sale includes the following:
Indian Solar Asset
During the first quarter of 2025, a 633 MW under construction solar asset in India that was subject to a sale agreement for proceeds of approximately INR10.6 billion ($120 million) (INR2.7 billion ($30 million) net to Brookfield Renewable) met the classification criteria under IFRS 5, Non-current Assets Held for Sale and Discontinued Operations. As at December 31, 2025, this asset had post-tax accumulated revaluation surplus of $40 million ($10 million net to Brookfield Renewable) that would be reclassified to equity upon disposition.
U.S. Hydroelectric Portfolio
During the third quarter of 2025, Brookfield Renewable, together with its institutional partners, agreed to the sale of a 45 MW portfolio of operating hydroelectric assets in the United States for proceeds of approximately $125 million ($51 million net to Brookfield Renewable). As at December 31, 2025, these assets had post-tax accumulated revaluation surplus of $64 million ($24 million net to Brookfield Renewable) that would be reclassified to equity upon disposition.
U.S. Solar Portfolio
During the fourth quarter of 2025, Brookfield Renewable, together with its institutional partners, agreed to the sale of an 833 MW portfolio of operating solar assets in the United States for proceeds of approximately $412 million ($115 million net to Brookfield Renewable). As at December 31, 2025, these assets had post-tax accumulated revaluation surplus of $184 million ($46 million net to Brookfield Renewable) that would be reclassified to equity upon disposition.
Spanish Distributed Generation Portfolio
During the fourth quarter of 2025, Brookfield Renewable, together with its institutional partners, agreed to contribute its 100% interest in a 200 MW portfolio of distributed generation assets in Spain with a fair value of approximately €116 million ($136 million), equivalent to the consideration paid, into a U.K. distributed generation joint venture for an additional 16% interest.
U.S. Renewables Portfolio
Subsequent to year-end, Brookfield Renewable, together with its institutional partners, agreed to the sale of a 2.3 GW portfolio of operating wind and solar assets in the U.S. for proceeds of approximately $1.3 billion ($316 million net to Brookfield Renewable). As at December 31, 2025, these assets had a post-tax accumulated revaluation surplus of $87 million ($20 million net to Brookfield Renewable).
U.K. Wind Portfolio
Subsequent to year-end, Brookfield Renewable, together with its institutional partners, completed the sale of a 73 MW portfolio of operating wind assets in the U.K. for proceeds of approximately £61 million ($82 million) (£16 million ($21 million) net to Brookfield Renewable). As at December 31, 2025, these assets had a post-tax accumulated revaluation surplus of $15 million ($4 million net to Brookfield Renewable).
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	U.S. Solar Portfolio	Spanish Distributed Generation Portfolio	U.S. Renewable Portfolio	Other	2025	2024
Assets
Cash and cash equivalents	$—	$23	$50	$6	$79	$48
Restricted cash	34	—	51	3	88	14
Trade receivables and other current assets	22	31	23	18	94	51
Financial instrument assets	4	—	155	1	160	37
Equity-accounted investments	—	—	—	—	—	421
Property, plant and equipment, at fair value	880	236	3,883	583	5,582	1,343
Deferred income tax assets	—	—	—	—	—	9
Other long-term assets	—	108	31	—	139	126
Assets held for sale	$940	$398	$4,193	$611	$6,142	$2,049
Liabilities
Current liabilities	$5	$19	$68	$7	$99	$57
Non-recourse borrowings	398	181	1,548	232	2,359	797
Financial instrument liabilities	2	—	1,091	2	1,095	3
Deferred income tax liabilities	—	20	—	53	73	131
Provisions	84	—	116	3	203	10
Other long-term liabilities	55	—	118	19	192	38
Liabilities directly associated with assets held for sale	$544	$220	$2,941	$316	$4,021	$1,036
Brookfield Renewable continues to consolidate and recognize the revenues, expenses and cash flows associated with assets held for sale in the consolidated statements of income (loss), consolidated statements of comprehensive income, and the consolidated statements of cash flows, respectively. Non-current assets classified as held for sale are not depreciated.